COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of product warranty activity

	At December 31,2012	At June 30, 2013
	$	$
Beginning balance	12,836	10,317
Warranty provision	5,345	4,899
Changes in estimate	(7,788)	—
Reduction for warranty cost incurred	(174)	—
Foreign exchange effect	98	196
Ending balance	10,317	15,412